UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                           THE ADVISORS' INNER CIRCLE
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                           ICM Small Company Portfolio
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-234-5426

                       DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                     DATE OF REPORTING PERIOD: JULY 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                  ICM SMALL COMPANY PORTFOLIO
                                                                   JULY 31, 2004 (UNAUDITED)
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 91.5%
---------------------------------------------------------------------------------------------
                                                                  SHARES           VALUE
                                                              --------------  ---------------
AUTO & TRANSPORTATION -- 4.3%
    American Axle & Manufacturing Holdings                          415,000   $   14,255,250
    BorgWarner                                                      416,000       19,631,040
    Celadon Group*                                                  150,000        2,628,000
    CSK Auto*                                                       191,500        2,652,275
    JLG Industries                                                  489,000        6,846,000
    Swift Transportation*                                           520,000       10,387,000
                                                                              --------------
                                                                                  56,399,565
                                                                              --------------
CONSUMER DISCRETIONARY -- 15.6%
    Buckle                                                          167,800        4,614,500
    CBRL Group                                                      291,000        9,667,020
    Central Garden and Pet*                                         195,000        5,534,100
    CNS                                                             367,600        3,698,056
    Finlay Enterprises*                                             310,100        6,512,100
    Fred's                                                           81,700        1,474,685
    FTI Consulting*                                                 375,000        6,472,500
    Furniture Brands International                                  400,000        9,192,000
    G&K Services, Cl A                                              225,000        8,667,000
    Genlyte Group*                                                   65,300        4,068,190
    Hancock Fabrics                                                 365,000        4,212,100
    Haverty Furniture                                               275,000        5,112,250
    Ionics*                                                          54,600        1,476,384
    John B. Sanfilippo & Son*                                       194,200        5,156,010
    MAXIMUS*                                                        314,000       10,038,580
    Men's Wearhouse*                                                360,000        9,536,400
    Mohawk Industries*                                               90,000        6,618,600
    Navigant International*                                         550,000        8,761,500
    Pier 1 Imports                                                  570,000       10,220,100
    ProQuest*                                                       350,000        8,750,000
    Ralcorp Holdings*                                               410,000       14,952,700
    Rex Stores*                                                     350,000        4,546,500
    Ruby Tuesday                                                    424,300       12,258,027
    Russ Berrie                                                      65,600        1,249,024
    Scholastic*                                                     236,500        6,506,115
    ShopKo Stores*                                                  350,000        5,442,500
    Toro                                                            233,800       15,313,900
    West*                                                           550,000       13,788,500
                                                                              --------------
                                                                                 203,839,341
                                                                              --------------
ENERGY -- 5.5%
    Equitable Resources                                             310,000       15,896,800
    Oceaneering International*                                      470,000       15,542,900
    Penn Virginia                                                   520,000       19,598,800
    St. Mary Land & Exploration                                     260,000        8,920,600
    Stone Energy*                                                    60,600        2,741,544
    Unit*                                                           260,000        8,385,000
                                                                              --------------
                                                                                  71,085,644
                                                                              --------------
                                       1

THE ADVISORS' INNER CIRCLE FUND                                  ICM SMALL COMPANY PORTFOLIO
                                                                   JULY 31, 2004 (UNAUDITED)
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
---------------------------------------------------------------------------------------------
                                                                  SHARES           VALUE
                                                              --------------  ---------------
FINANCIAL SERVICES -- 11.1%
    Coinstar*                                                       498,800   $   10,150,580
    Colonial BancGroup                                              210,000        4,050,900
    CVB Financial                                                   341,000        7,045,060
    Dime Community Bancshares                                       488,800        8,123,856
    First Niagara Financial Group                                   537,000        6,546,030
    Hanmi Financial                                                 205,804        5,968,316
    Hub International Ltd.                                          311,400        5,773,356
    Investors Financial Services                                    225,900       10,319,112
    John H. Harland                                                 619,000       17,523,890
    NDCHealth                                                       535,000       11,240,350
    Prosperity Bancshares                                           490,000       11,872,700
    Reinsurance Group of America                                    156,000        6,216,600
    Scottish Re Group Ltd.                                          500,000       10,200,000
    Sterling Bancorp/NY                                              97,800        2,636,688
    Triad Guaranty*                                                 190,000       10,336,000
    UCBH Holdings                                                   260,000       10,163,400
    West Coast Bancorp                                              306,900        6,319,071
                                                                              --------------
                                                                                 144,485,909
                                                                              --------------
HEALTH CARE -- 10.9%
    Apria Healthcare Group*                                         435,000       12,767,250
    Bio-Rad Laboratories, Cl A*                                     300,000       15,720,000
    Conmed*                                                         500,000       11,080,000
    Covance*                                                        350,500       12,859,845
    Cytyc*                                                          650,000       15,710,500
    Dentsply International                                          300,000       14,589,000
    Genesis HealthCare*                                             262,500        7,048,125
    Hooper Holmes                                                 1,090,400        5,048,552
    NeighborCare*                                                   525,000       13,461,000
    Omnicare                                                        450,000       12,721,500
    Quinton Cardiology Systems*                                     368,300        2,791,714
    US Oncology*                                                    786,400       11,693,768
    Viasys Healthcare*                                               32,000          484,800
    Vital Signs                                                     200,000        5,972,000
                                                                              --------------
                                                                                 141,948,054
                                                                              --------------
MATERIALS & PROCESSING -- 13.4%
    Aptargroup                                                      440,000       18,616,400
    Armor Holdings*                                                 347,600       12,687,400
    Cambrex                                                         440,000        9,702,000
    Clarcor                                                         301,700       13,274,800
    Eagle Materials                                                 150,000        9,897,000
    Griffon*                                                        800,000       16,776,000
    Hughes Supply                                                   335,000       20,408,200
    Kaydon                                                           43,700        1,272,981
    MacDermid                                                       520,000       15,215,200
    Martin Marietta Materials                                       125,000        5,468,750
    Minerals Technologies                                           291,400       16,280,518
    Nordson                                                          23,000          963,010

                                       2

THE ADVISORS' INNER CIRCLE FUND                                  ICM SMALL COMPANY PORTFOLIO
                                                                   JULY 31, 2004 (UNAUDITED)
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
---------------------------------------------------------------------------------------------
                                                                  SHARES           VALUE
                                                              --------------  ---------------
MATERIALS & PROCESSING -- (CONTINUED)
    Northwest Pipe*                                                 175,000   $    3,106,250
    Precision Castparts                                             104,097        5,863,784
    Quaker Chemical                                                 300,000        7,470,000
    Spartech                                                        750,000       17,925,000
                                                                              --------------
                                                                                 174,927,293
                                                                              --------------
PRODUCER DURABLES -- 12.5%
    Ametek                                                          550,000       16,962,000
    Baldor Electric                                                 127,000        2,905,760
    Belden CDT*                                                     292,000        5,679,400
    C&D Technologies                                                571,000        8,964,700
    Diebold                                                         260,000       11,986,000
    Entegris*                                                       913,400        8,129,260
    ESCO Technologies*                                              183,400        9,656,010
    Heico, Cl A                                                     743,600        9,949,368
    MDC Holdings                                                    500,000       33,575,000
    Photronics*                                                     315,000        4,558,050
    Pulte Homes                                                     200,000       10,926,000
    Quixote                                                         280,000        5,376,000
    Regal-Beloit                                                    380,000        7,980,000
    Ryland Group                                                    160,000       12,387,200
    Teleflex                                                        125,000        5,556,250
    Ultratech*                                                      425,000        5,295,500
    Woodhead Industries                                             240,000        3,597,600
                                                                              --------------
                                                                                 163,484,098
                                                                              --------------
REAL ESTATE INVESTMENT TRUSTS -- 5.6%
    AMLI Residential Properties Trust                               190,000        5,485,300
    Camden Property Trust                                           140,000        6,300,000
    First Industrial Realty Trust                                   125,000        4,580,000
    Gables Residential Trust                                        165,000        5,453,250
    Healthcare Realty Trust                                         100,000        3,612,000
    LaSalle Hotel Properties                                        250,000        6,435,000
    Liberty Property Trust                                          175,000        6,720,000
    Mack-Cali Realty                                                100,000        4,090,000
    Mills                                                           235,000       10,716,000
    Parkway Properties                                              100,000        4,390,000
    Prentiss Properties Trust                                       175,000        5,995,500
    Ramco-Gershenson Properties                                     140,700        3,617,397
    Reckson Associates Realty                                       200,000        5,542,000
                                                                              --------------
                                                                                  72,936,447
                                                                              --------------
TECHNOLOGY -- 12.6%
    Adaptec*                                                      1,460,000       10,935,400
    Analogic                                                         36,400        1,512,056
    Ansys*                                                          205,000        9,725,200
    CCC Information Services Group*                                 425,000        7,637,250
    CommScope*                                                      547,000       11,268,200
    EMS Technologies*                                               370,000        5,746,100

                                       3

THE ADVISORS' INNER CIRCLE FUND                                  ICM SMALL COMPANY PORTFOLIO
                                                                   JULY 31, 2004 (UNAUDITED)
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
---------------------------------------------------------------------------------------------
                                                                  SHARES           VALUE
                                                              --------------  ---------------
TECHNOLOGY -- (CONTINUED)
    Hutchinson Technology*                                          315,000   $    7,015,050
    Imation                                                         525,000       17,403,750
    Insight Enterprises*                                            376,000        6,031,040
    Itron*                                                          476,000        9,086,840
    Kemet*                                                          928,000        9,363,520
    Mantech International, Cl A*                                    548,600        7,844,980
    Mentor Graphics*                                              1,325,000       15,635,000
    Moldflow*                                                       320,000        3,491,200
    Tekelec*                                                        458,000        8,898,940
    Tetra Tech*                                                     421,100        6,796,554
    THQ*                                                            306,700        5,842,635
    Tier Technologies, Cl B*                                        679,300        5,604,225
    Trimble Navigation Ltd.*                                        500,000       13,885,000
                                                                              --------------
                                                                                 163,722,940
                                                                              --------------

    TOTAL COMMON STOCK
        (Cost $823,326,800)                                                    1,192,829,291
                                                                              --------------

--------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 8.3%
--------------------------------------------------------------------------------------------
    ABN-AMRO 1.23%, dated 07/30/04, due
    08/02/04, to be repurchased at $108,649,807
    (collateralized by various U.S. Government
    obligations, valued at $110,811,837)
    (Cost $108,638,671)                                        108,638,671       108,638,671
                                                                              --------------
    TOTAL INVESTMENTS -- 99.8%
      (Cost $931,965,471)                                                     $1,301,467,962
                                                                              ==============
PERCENTAGES BASED ON NET ASSETS OF $1,303,730,264
*    NON-INCOME PRODUCING SECURITY
CL   CLASS
LTD. LIMITED

AT JULY 31, 2004, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS
$931,965,471, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE
$410,313,434 AND ($40,810,943), RESPECTIVELY.

FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF
INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE
PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ICM-QH-001-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                         The Advisors Inner Circle


By (Signature and Title)*            /s/ James F. Volk
                                     -------------------------------------------
                                     James F. Volk, President

Date 09/20/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*            /s/ James F. Volk
                                     -------------------------------------------
                                     James F. Volk, President

Date 09/20/04


By (Signature and Title)*            /s/ Jennifer E. Spratley
                                     -------------------------------------------
                                     Jennifer E. Spratley, Controller and Chief
                                     Financial Officer

Date 09/20/04
* Print the name and title of each signing officer under his or her signature.